STATEMENTS OF OPERATIONS (Paranthetical) (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
Related Party Transaction, Selling, General and Administrative expenses	$ 15,000	$ 90,000	$ 105,000